Segmented information - Revenue by geographic location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Canada
Disclosure of geographical areas [line items]
Total revenue	$ 146,616	$ 95,962
United States
Disclosure of geographical areas [line items]
Total revenue	$ 18,029	$ 25,814